Pay vs Performance Disclosure pure in Millions	12 Months Ended
	Sep. 28, 2025 USD ($)	Sep. 29, 2024 USD ($)	Oct. 01, 2023 USD ($)	Oct. 02, 2022 USD ($)	Oct. 03, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act, and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between “compensation actually paid” to our CEO and to our other Named Executive Officers (NEOs) and certain financial performance of the Company. Compensation actually paid, as determined under SEC requirements, does not reflect the actual amount of compensation earned by or paid to our executive officers during a covered fiscal year. For further information concerning the Company’s pay-for-performance philosophy and how the Company aligns executive compensation with the Company’s performance, please refer to the Compensation Discussion and Analysis.
Pay versus Performance Table
					Value of Initial Fixed $100 Invested Based On:
Year1	SCT Total Compensation for CEO	Compensation Actually Paid to CEO2	Average SCT Total Compensation for Other NEOs	Average Compensation Actually Paid to Other NEOs3	Company TSR	Peer Group4	Net Income ($M)	Revenue5 ($M)
2025	$11,622,399	$5,688,846	$2,800,316	$1,921,443	$188.30	$195.71	$247.9	$5,442.6
2024	$12,560,342	$24,898,843	$2,674,252	$4,579,192	$263.94	$199.05	$333.4	$5,198.7
2023	$11,885,517	$16,020,470	$2,595,666	$3,337,863	$169.64	$144.97	$273.4	$4,522.6
2022	$10,331,897	$9,306,681	$2,318,379	$2,065,988	$142.49	$110.07	$263.1	$3,504.0
2021	$7,908,335	$18,481,077	$2,109,249	$3,740,891	$167.37	$116.88	$232.8	$3,212.5

Notes:
1 The CEO and other NEOs for the indicated years were as follows: (i) for 2025, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus (ii) for 2024, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus (iii) for 2023, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus, (iv) for 2022, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Amidon, and Hopson, (v) and for 2021, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Argus, and Hopson.
2 Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total1	Compensation Actually Paid
2025	$11,622,399	$(5,933,553)	$5,688,846
2024	$12,560,342	$12,338,501	$24,898,843
2023	$11,885,517	$4,134,953	$16,020,470
2022	$10,331,897	$(1,025,216)	$9,306,681
2021	$7,908,335	$10,572,742	$18,481,077
1 See table below for calculation of Adjustment to Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2025	$(7,798,841)	$7,921,988	$0	$(4,777,041)	$(1,327,210)	$47,552	$(5,933,553)
2024	$(7,985,017)	$11,903,114	$0	$7,892,963	$479,919	$47,522	$12,338,501
2023	$(6,859,003)	$6,239,770	$0	$2,833,515	$1,853,143	$67,527	$4,134,953
2022	$(6,281,608)	$3,979,305	$0	$(1,831,074)	$3,024,666	$83,495	$(1,025,216)
2021	$(4,601,813)	$5,668,783	$0	$6,914,928	$2,516,496	$74,348	$10,572,742
3 Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total1	Average Compensation Actually Paid
2025	$2,800,316	$(878,874)	$1,921,443
2024	$2,674,252	$1,904,939	$4,579,192
2023	$2,595,666	$742,198	$3,337,863
2022	$2,318,379	$(252,392)	$2,065,988
2021	$2,109,249	$1,631,643	$3,740,891
1 See table below for calculation of Adjustment to Average Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered FY	Adjustment to Average Summary Compensation Table Total
2025	$(1,237,916)	$1,257,471	$(693,872)	$(212,105)	$7,548	$(878,874)
2024	$(1,140,651)	$1,700,334	$1,247,331	$91,137	$6,789	$1,904,939
2023	$(1,028,804)	$935,927	$520,160	$303,504	$11,411	$742,198
2022	$(1,024,644)	$649,101	$(335,039)	$441,571	$16,620	$(252,392)
2021	$(934,781)	$1,151,515	$1,068,729	$333,464	$12,715	$1,631,643
4 For all covered years, the peer group consisted of the following companies: AECOM, Booz Allen Hamilton Holding Co., CACI International, Clarivate Plc, Dycom Industries, FTI Consulting, Jacobs Solutions Inc., KBR Inc., Leidos Holdings, Maximus Inc., Parsons Corp., Science Applications International, and Verisk Analytics
For 2025, Jacobs Solutions was added to the group. ICF International was removed from the group. Using the group from the prior disclosure, the peer group TSR would be as follows: (i) 2025: $193.83; 2024: $203.12; 2023: $144.72; 2022: $109.24; 2021: $113.29
5 In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Company Selected Measure Name	Revenue
Named Executive Officers, Footnote
1 The CEO and other NEOs for the indicated years were as follows: (i) for 2025, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus (ii) for 2024, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus (iii) for 2023, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Hopson, and Argus, (iv) for 2022, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Amidon, and Hopson, (v) and for 2021, our CEO was Batrack and our other NEOs were Burdick, Shoemaker, Argus, and Hopson.

Peer Group Issuers, Footnote
4 For all covered years, the peer group consisted of the following companies: AECOM, Booz Allen Hamilton Holding Co., CACI International, Clarivate Plc, Dycom Industries, FTI Consulting, Jacobs Solutions Inc., KBR Inc., Leidos Holdings, Maximus Inc., Parsons Corp., Science Applications International, and Verisk Analytics
For 2025, Jacobs Solutions was added to the group. ICF International was removed from the group. Using the group from the prior disclosure, the peer group TSR would be as follows: (i) 2025: $193.83; 2024: $203.12; 2023: $144.72; 2022: $109.24; 2021: $113.29

PEO Total Compensation Amount	$ 11,622,399	$ 12,560,342	$ 11,885,517	$ 10,331,897	$ 7,908,335
PEO Actually Paid Compensation Amount	$ 5,688,846	24,898,843	16,020,470	9,306,681	18,481,077
Adjustment To PEO Compensation, Footnote
2 Amounts reported in this column are based on total compensation reported for our CEO in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Summary Compensation Table Total	Adjustment to Summary Compensation Table Total1	Compensation Actually Paid
2025	$11,622,399	$(5,933,553)	$5,688,846
2024	$12,560,342	$12,338,501	$24,898,843
2023	$11,885,517	$4,134,953	$16,020,470
2022	$10,331,897	$(1,025,216)	$9,306,681
2021	$7,908,335	$10,572,742	$18,481,077
1 See table below for calculation of Adjustment to Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Deduction for Awards Granted in Prior Years that Fail to Meet Vesting Criteria	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered Fiscal Year	Adjustment to Summary Compensation Table Total
2025	$(7,798,841)	$7,921,988	$0	$(4,777,041)	$(1,327,210)	$47,552	$(5,933,553)
2024	$(7,985,017)	$11,903,114	$0	$7,892,963	$479,919	$47,522	$12,338,501
2023	$(6,859,003)	$6,239,770	$0	$2,833,515	$1,853,143	$67,527	$4,134,953
2022	$(6,281,608)	$3,979,305	$0	$(1,831,074)	$3,024,666	$83,495	$(1,025,216)
2021	$(4,601,813)	$5,668,783	$0	$6,914,928	$2,516,496	$74,348	$10,572,742

Non-PEO NEO Average Total Compensation Amount	$ 2,800,316	2,674,252	2,595,666	2,318,379	2,109,249
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,921,443	4,579,192	3,337,863	2,065,988	3,740,891
Adjustment to Non-PEO NEO Compensation Footnote
3 Amounts reported in this column are based on the average of the total compensation reported for our other NEOs in the Summary Compensation Table for the indicated fiscal years and adjusted as shown in the tables below. Fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.
Fiscal Year	Average Summary Compensation Table Total	Adjustment to Average Summary Compensation Table Total1	Average Compensation Actually Paid
2025	$2,800,316	$(878,874)	$1,921,443
2024	$2,674,252	$1,904,939	$4,579,192
2023	$2,595,666	$742,198	$3,337,863
2022	$2,318,379	$(252,392)	$2,065,988
2021	$2,109,249	$1,631,643	$3,740,891
1 See table below for calculation of Adjustment to Average Summary Compensation Table Total
Fiscal Year	Deduction of Grant Date Fair Value of Current Year Equity Awards	Addition of Fair Value of Current Year Equity Awards at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards Unvested at FYE	Additions (Deductions) for Change in Value of Prior Years’ Awards That Vested in Fiscal Year	Dollar Value of Dividends not Otherwise Reflected in the Fair Value for Covered FY	Adjustment to Average Summary Compensation Table Total
2025	$(1,237,916)	$1,257,471	$(693,872)	$(212,105)	$7,548	$(878,874)
2024	$(1,140,651)	$1,700,334	$1,247,331	$91,137	$6,789	$1,904,939
2023	$(1,028,804)	$935,927	$520,160	$303,504	$11,411	$742,198
2022	$(1,024,644)	$649,101	$(335,039)	$441,571	$16,620	$(252,392)
2021	$(934,781)	$1,151,515	$1,068,729	$333,464	$12,715	$1,631,643

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
Company’s Most Important Financial Performance Measures
The following were the most important financial performance measures (and non-financial performance measures), as determined by the Company, that link compensation actually paid to our NEOs to the Company’s performance for the most recently completed fiscal year.
•
Revenue

Net Revenue

Operating Income

Earnings per Share

Cash Provided by Operations

All of the information provided above under the “Pay Versus Performance Disclosure” heading will not be deemed to be incorporated by reference into any filing of the Company under the Securities Act of 1933, as amended, or the Securities Exchange Act of 1934, as amended, whether made before or after the date hereof and irrespective of any general incorporation language in any such filing, except to the extent the Company specifically incorporates such information by reference.

Total Shareholder Return Amount	$ 188.3	263.94	169.64	142.49	167.37
Peer Group Total Shareholder Return Amount	195.71	199.05	144.97	110.07	116.88
Net Income (Loss)	$ 247,900,000	$ 333,400,000	$ 273,400,000	$ 263,100,000	$ 232,800,000
Company Selected Measure Amount	5,442.6	5,198.7	4,522.6	3,504.0	3,212.5
PEO Name	Batrack
Peer Group Total Shareholder Return Amount Due to Acquisition	$ 193.83	$ 203.12	$ 144.72	$ 109.24	$ 113.29
Measure:: 1
Pay vs Performance Disclosure
Name	Revenue
Non-GAAP Measure Description
5 In accordance with SEC rules, the Company is required to include in the Pay versus Performance table the “most important” financial performance measure (as determined by the Company) used to link compensation actually paid to our named executive officers to Company performance for the most recently completed fiscal year. The Company determined revenue, which is a metric included in our incentive program, meets this requirement and therefore, we have included this performance measure in the Pay versus Performance table.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Operating Income
Measure:: 4
Pay vs Performance Disclosure
Name	Earnings per Share
Measure:: 5
Pay vs Performance Disclosure
Name	Cash Provided by Operations
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (5,933,553)	12,338,501	4,134,953	(1,025,216)	10,572,742
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,798,841)	(7,985,017)	(6,859,003)	(6,281,608)	(4,601,813)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,921,988	11,903,114	6,239,770	3,979,305	5,668,783
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(4,777,041)	7,892,963	2,833,515	(1,831,074)	6,914,928
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,327,210)	479,919	1,853,143	3,024,666	2,516,496
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	47,552	47,522	67,527	83,495	74,348
Non-PEO NEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(878,874)	1,904,939	742,198	(252,392)	1,631,643
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,237,916)	(1,140,651)	(1,028,804)	(1,024,644)	(934,781)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,257,471	1,700,334	935,927	649,101	1,151,515
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(693,872)	1,247,331	520,160	(335,039)	1,068,729
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(212,105)	91,137	303,504	441,571	333,464
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 7,548	$ 6,789	$ 11,411	$ 16,620	$ 12,715